UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     May 07, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $291,837 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     6363   597428          SOLE                   275876        0   321552
ANNALY CAP MGMT INC            COM              035710409    11755   684214          SOLE                   315620        0   368594
ARES CAP CORP                  COM              04010L103     6076   409955          SOLE                   189310        0   220645
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     3927   295257          SOLE                   135650        0   159607
AVISTA CORP                    COM              05379B107     6030   291154          SOLE                   134410        0   156744
AVNET INC                      COM              053807103     4164   138800          SOLE                    63860        0    74940
BE AEROSPACE INC               COM              073302101     6657   219271          SOLE                   104405        0   114866
BIO RAD LABS INC               CL A             090572207     5980    57770          SOLE                    26730        0    31040
BRINKER INTL INC               COM              109641100     4063   210726          SOLE                    96832        0   113894
BRONCO DRILLING CO INC         COM              112211107     2012   428097          SOLE                   196727        0   231370
BROOKS AUTOMATION INC          COM              114340102     3567   404371          SOLE                   185440        0   218931
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2440   308436          SOLE                   143920        0   164516
CHRISTOPHER & BANKS CORP       COM              171046105     4591   573868          SOLE                   264954        0   308914
CMS ENERGY CORP                COM              125896100     5293   342370          SOLE                   157240        0   185130
COLUMBUS MCKINNON CORP N Y     COM              199333105     1860   117200          SOLE                    54160        0    63040
CROWN HOLDINGS INC             COM              228368106    12653   469343          SOLE                   216440        0   252903
CSG SYS INTL INC               COM              126349109     6570   312860          SOLE                   143540        0   169320
DEAN FOODS CO NEW              COM              242370104     4000   254920          SOLE                   117350        0   137570
DELUXE CORP                    COM              248019101     4456   229472          SOLE                   105970        0   123502
DIANA SHIPPING INC             COM              Y2066G104     5585   369360          SOLE                   170050        0   199310
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     4221   113607          SOLE                    52340        0    61267
ENPRO INDS INC                 COM              29355X107     6535   224720          SOLE                   103170        0   121550
FLEXTRONICS INTL LTD           ORD              Y2573F102     8930  1139077          SOLE                   526006        0   613071
FOREST OIL CORP                COM PAR $0.01    346091705     4889   189345          SOLE                    87470        0   101875
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     3239   159955          SOLE                    73636        0    86319
GIBRALTAR INDS INC             COM              374689107     1177    93350          SOLE                    43320        0    50030
HAIN CELESTIAL GROUP INC       COM              405217100     3686   212110          SOLE                    98400        0   113710
KELLY SVCS INC                 CL A             488152208     4899   294055          SOLE                   135740        0   158315
LIFEPOINT HOSPITALS INC        COM              53219L109     4476   121560          SOLE                    55760        0    65800
LITTELFUSE INC                 COM              537008104     8252   217111          SOLE                   100240        0   116871
MAIDENFORM BRANDS INC          COM              560305104     5944   272040          SOLE                   125630        0   146410
MARINER ENERGY INC             COM              56845T305     1708   114099          SOLE                    52260        0    61839
MATRIX SVC CO                  COM              576853105     2640   245325          SOLE                   113198        0   132127
MEADOWBROOK INS GROUP INC      COM              58319P108     6752   854668          SOLE                   391990        0   462678
MEADWESTVACO CORP              COM              583334107     4229   165520          SOLE                    76178        0    89342
MEREDITH CORP                  COM              589433101     3150    91537          SOLE                    42083        0    49454
MFA FINANCIAL INC              COM              55272X102     9229  1253992          SOLE                   576610        0   677382
NATIONAL PENN BANCSHARES INC   COM              637138108     2747   398058          SOLE                   183180        0   214878
NEWELL RUBBERMAID INC          COM              651229106     5483   360704          SOLE                   166718        0   193986
OMNICARE INC                   COM              681904108     5693   201220          SOLE                    92670        0   108550
OWENS ILL INC                  COM NEW          690768403    10198   286932          SOLE                   132240        0   154692
PARAGON SHIPPING INC           CL A             69913R309     2632   564780          SOLE                   260020        0   304760
PATTERSON UTI ENERGY INC       COM              703481101     2010   143900          SOLE                    66150        0    77750
PENSON WORLDWIDE INC           COM              709600100     2763   274398          SOLE                   127360        0   147038
PHARMACEUTICAL PROD DEV INC    COM              717124101     4461   187900          SOLE                    87110        0   100790
PORTLAND GEN ELEC CO           COM NEW          736508847     4237   219410          SOLE                   101430        0   117980
SAKS INC                       COM              79377W108     1375   159936          SOLE                    74326        0    85610
SCHOLASTIC CORP                COM              807066105     2628    93840          SOLE                    43020        0    50820
SEAGATE TECHNOLOGY             SHS              G7945J104    10572   578988          SOLE                   266974        0   312014
SHAW GROUP INC                 COM              820280105     6392   185710          SOLE                    85780        0    99930
SKECHERS U S A INC             CL A             830566105    10119   278604          SOLE                   128740        0   149864
SPARTECH CORP                  COM NEW          847220209     1977   168986          SOLE                    78250        0    90736
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     5517   235980          SOLE                   108820        0   127160
STAGE STORES INC               COM NEW          85254C305     4051   263252          SOLE                   121150        0   142102
SYNOVUS FINL CORP              COM              87161C105     4289  1303630          SOLE                   599760        0   703870
TECH DATA CORP                 COM              878237106     7359   175626          SOLE                    81150        0    94476
TOWER GROUP INC                COM              891777104     5336   240681          SOLE                   111119        0   129562